Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Telephone (215) 564-8000

Fax (215) 564-8120

www.stradley.com

Katherine Mason

KMason@stradley.com

215.564.8006

1933 Act Rule 485(a)(1)

1933 Act File No. 333-146680

1940 Act File No. 811-22132

December 30, 2008

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds

File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 7 (the “Amendment”) to the Registration Statement of Aberdeen Funds (the “Trust”). The Trust is filing this Amendment for the purpose of (1) reflecting the termination of Gartmore Global Partners as subadviser to the Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Select Worldwide Fund, Aberdeen International Equity Fund and Aberdeen Global Utilities Fund and the reallocation of subadviser responsibility to Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited; (2) reflecting certain changes in the principal strategies of the Aberdeen U.S. Equity Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund and Aberdeen Small Cap Fund; and (3) reflecting the name change of the Aberdeen U.S. Equity Fund (formerly, the Aberdeen Select Growth Fund), the elimination of the growth strategy for the U.S. Equity Fund and the change from a non-diversified to a diversified fund. The Amendment is proposed to go effective 60 days after filing on February 28, 2009.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

As noted on the facing sheet, the Amendment relates only to the Aberdeen U.S. Equity Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund: Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund and Aberdeen Tax-Free Income Fund, and the Amendment does not affect the prospectus and statement of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely,

/s/ Katherine Mason
Katherine Mason, Esq.